Summary of Significant Accounting Policies (Narrative) (Details) customer in Millions, $ in Millions	3 Months Ended		6 Months Ended		11 Months Ended		12 Months Ended
	Oct. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Oct. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Apr. 30, 2015 USD ($) customer	Apr. 30, 2014 USD ($)	May. 31, 2014 USD ($) customer	May. 31, 2013 USD ($) customer	Feb. 28, 2015	Dec. 31, 2013
Accounting Policies [Line Items]
New accounting pronouncement or change in accounting principle, effect of adoption, quantification					$ 18.1
Software license fees and subscriptions	$ 139.9	$ 132.8	$ 260.9	$ 324.8	479.2	$ 427.8	$ 548.3	$ 518.1
Impairment charges for property plant and equipment					0.0		0.0	0.0
Deferred rent liabilities					23.7		16.9
Impairment of goodwill			0.0		0.0		0.0	0.0
Net foreign exchange gains (losses)	10.8	2.0	26.1	34.0	66.7		62.7	(99.3)
Advertising expenses					15.9		13.2	$ 11.4
VENEZUELA
Accounting Policies [Line Items]
Foreign currency transaction loss related to remeasurement					$ 0.5		$ 2.2
Essential Goods Rate [Member] | VENEZUELA
Accounting Policies [Line Items]
Foreign currency exchange rate - Venezuelan Bolivars to U.S. Dollars										6.30
First-tier Exchange Rate [Member] | VENEZUELA
Accounting Policies [Line Items]
Foreign currency exchange rate - Venezuelan Bolivars to U.S. Dollars									6.30
Second-tier Exchange Rate [Member] | VENEZUELA
Accounting Policies [Line Items]
Foreign currency exchange rate - Venezuelan Bolivars to U.S. Dollars									12.0
Variable SIMADI Exchange Rate [Member] | VENEZUELA
Accounting Policies [Line Items]
Foreign currency exchange rate - Venezuelan Bolivars to U.S. Dollars					198.3
Variable SICAD2 Exchange Rate [Member] | VENEZUELA
Accounting Policies [Line Items]
Foreign currency exchange rate - Venezuelan Bolivars to U.S. Dollars							50.0
Trade Accounts Receivable [Member]
Accounting Policies [Line Items]
Customers accounting for more than 10% | customer					0.0		0.0
Consolidated Revenues [Member]
Accounting Policies [Line Items]
Customers accounting for more than 10% | customer					0.0		0.0	0.0
Software To Be Sold Leased or Marketed [Member]
Accounting Policies [Line Items]
Capitalized software costs					$ 4.2		$ 4.4	$ 3.2
Amortization expense for assets capitalized					3.6		3.5	2.7
Unamortized costs capitalized					4.5		3.9
Internal Use Software [Member]
Accounting Policies [Line Items]
Capitalized software costs					4.1		0.9	0.0
Amortization expense for assets capitalized					0.7		0.4	0.0
Software-as-a-Service ("SaaS") [Member]
Accounting Policies [Line Items]
Software license fees and subscriptions	$ 53.5	$ 26.8	$ 93.0	$ 52.9	$ 107.1		$ 74.9	$ 47.8
Minimum [Member]
Accounting Policies [Line Items]
Finite-lived intangible asset, useful life					12 months
Minimum [Member] | Capitalized Software Costs [Member]
Accounting Policies [Line Items]
Finite-lived intangible asset, useful life					2 years
Maximum [Member]
Accounting Policies [Line Items]
Finite-lived intangible asset, useful life					20 years
Maximum [Member] | Capitalized Software Costs [Member]
Accounting Policies [Line Items]
Finite-lived intangible asset, useful life					7 years